Sale of Assets - Schedule of Reconciliation of Net Gain on Sale of Assets (Parenthetical) (Details)	Aug. 07, 2017 CAD ($)
Disclosure Of Sale Of Assets [Abstract]
Non-cash write-off assets	$ 554,044
Employee severance cost	1,063,790
Transaction costs	$ 497,811